Investment in associate - Additional information (Details) - t t in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Annual methanol production facility owned (in tonnes)	1.8
Atlas Methanol Company Unlimited | Fixed-price contracts | Methanol | 2005 through 2014
Disclosure of associates [line items]
Percentage of sales	50.00%
Atlas Methanol Company Unlimited | Fixed-price contracts | Methanol | Late 2014 through 2019
Disclosure of associates [line items]
Percentage of sales	10.00%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Percentage of ownership interest in associates	63.10%	63.10%